Commitments and Contingencies (Details Narrative) - USD ($)	1 Months Ended
	Jan. 31, 2018	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Purchase of obligations		$ 1,006,000	$ 895,740	$ 0
Loss on cybersecurity fraud	$ 144,200